Segment Reporting - Revenue from Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net sales	$ 24,285	$ 26,149	$ 27,831
Revenues	26,032	28,079	29,706
Depreciation and amortization	630	660	703
Expenditures for long-lived assets	484	637	558
Industrial Activities
Segment Reporting Information [Line Items]
Net sales	24,285	26,149	27,831
Depreciation and amortization	627	657	699
Expenditures for long-lived assets	481	633	550
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Net sales	24,285	26,149	27,831
Industrial Activities | Eliminations and other
Segment Reporting Information [Line Items]
Net sales	(1,858)	(2,134)	(2,376)
Industrial Activities | Other activities and adjustments
Segment Reporting Information [Line Items]
Depreciation and amortization	2	2	1
Expenditures for long-lived assets	2	1	0
Agriculture
Segment Reporting Information [Line Items]
Depreciation and amortization	248	281	301
Expenditures for long-lived assets	185	232	224
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Net sales	10,923	10,959	11,682
Construction
Segment Reporting Information [Line Items]
Depreciation and amortization	46	55	61
Expenditures for long-lived assets	42	46	40
Construction | Operating segments
Segment Reporting Information [Line Items]
Net sales	2,170	2,768	3,021
Commercial and Specialty Vehicles
Segment Reporting Information [Line Items]
Depreciation and amortization	211	195	206
Expenditures for long-lived assets	160	258	195
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Net sales	9,421	10,439	10,939
Powertrain
Segment Reporting Information [Line Items]
Depreciation and amortization	120	124	130
Expenditures for long-lived assets	92	96	91
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Net sales	3,629	4,117	4,565
Financial Services
Segment Reporting Information [Line Items]
Depreciation and amortization	3	3	4
Expenditures for long-lived assets	3	4	8
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Revenues	1,823	2,011	1,989
Financial Services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (76)	$ (81)	$ (114)